23. EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits Tables
Summary of employee benefits and expenses
	From January 1	From January 1	From January 1
	to December 31, 2017	to December 31, 2016	to December 31, 2015
Employee benefits and expenses	ThCh$	ThCh$	ThCh$
Employee benefits	105,363,612	105,530,543	100,490,048
Salaries and wages	72,696,365	73,352,423	69,820,293
Social insurance	7,258,886	7,462,819	7,360,309
Profit-sharing and bonuses, current	15,410,012	16,247,241	14,732,107
Other personnel expenses	6,118,720	6,137,448	6,047,226
Termination benefits	3,879,629	2,330,612	2,530,113

Provision for current employee benefits
	As of December 31, 2017	As of December 31, 2016
Description	ThCh$	ThCh$
Employee profit participation	9,390,510	9,330,828
Vacations	4,943,744	5,240,517
Other	740,699	1,249,940
Total	15,074,953	15,821,285

Balances of provisions due to benefits to employees, non-current
	As of December 31, 2017	As of December 31, 2016
Description	ThCh$	ThCh$
Severance indemnity payment and seniority bonus	2,829,938	2,859,643
Total	2,829,938	2,859,643

Changes in obligations for employment termination

Non-current employee benefits	ThCh$
Balance as of December 31, 2014	2,463,037
Cost of services, current period	316,953
Interest cost	99,742
Actuarial gain	(25,206)
Benefits paid	(237,019)
Balance as of December 31, 2015	2,617,507
Cost of services, current period	344,170
Interest cost	129,303
Actuarial gain	(52,739)
Benefits paid	(178,598)
Balance as of December 31, 2016	2,859,643
Cost of services, current period	412,499
Interest cost	48,246
Actuarial gain	(109,380)
Benefits paid	(381,070)
Balance as of December 31, 2017	2,829,938

Composition per type of provision	ThCh$
Provision of severance indemnity payments	2,477,899
Provision for seniority bonus	352,039
Balance as of December 31, 2017	2,829,938

Actuarial assumptions used for the calculation of severance indemnity obligations
	As of December 31,	As of December 31,	As of December 31,
Actuarial assumptions	2017	2016	2015
Retirement rate	0.71%	0.70%	1.00%
Mortality rate	RV-2014	RV-2009	RV-2009
Future permanence	8.51	8.37	7.50
Discount rate	1.71%	4.29%	4.60%

Expense recognized for employment termination benefits
	From January 1	From January 1	From January 1
	to December 31, 2017	to December 31, 2016	to December 31, 2015
Expense recognized for employment termination benefits	ThCh$	ThCh$	ThCh$
Cost of services, current period	412,499	344,170	316,953
Interest cost	48,246	129,303	99,742
Unaccrued benefits paid	2,320,194	1,539,411	1,811,732
Total expense recognized in the Consolidated Statement of Income by Function	2,780,939	2,012,884	2,228,427